Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT
34.	SUBSEQUENT EVENT
Subsequent to the end of the reporting period, the Company issued 139,517,423 Class B ordinary shares at a consideration of US$20 million to acquire a premium property.